BUSINESS ACQUISITIONS (Details - Fair value of assets and liabilities acquisition) - USD ($)	Aug. 29, 2021	Jun. 30, 2024	Dec. 31, 2023
Business Combination, Separately Recognized Transactions [Line Items]
Goodwilll, Fair Value		$ 0	$ 0
Wildlife Specialists L L C And Remote Intelligence L L C [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Cash, Fair Value	$ 27,812
Accounts receivable, Fair Value	332,352
Other current assets, Fair Value	21,547
Property & equipment, Fair Value	21,545
Goodwilll, Fair Value	2,788,678
Total assetsl, Fair Value	3,191,934
Assumed liabilitiesl, Fair Value	728,601
Non-controlling interestl, Fair Value	985,333
Total Consideration, Fair Value	1,478,000
Amounts Recognized As Of Acquisition Date [Member] | Wildlife Specialists L L C And Remote Intelligence L L C [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Cash, Fair Value	33,910
Accounts receivable, Fair Value	161,866
Other current assets, Fair Value	600
Property & equipment, Fair Value	99,490
Goodwilll, Fair Value	1,191,085
Total assetsl, Fair Value	1,486,951
Assumed liabilitiesl, Fair Value	393,651
Non-controlling interestl, Fair Value	0
Total Consideration, Fair Value	1,478,000
Measurement Period Adjustments [Member] | Wildlife Specialists L L C And Remote Intelligence L L C [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Cash, Measurement Period Adjustments	(6,098)
Accounts receivable, Measurement Period Adjustments	170,486
Other current assets, Measurement Period Adjustments	20,947
Property & equipment, Measurement Period Adjustments	(77,945)
Goodwill, Measurement Period Adjustments	1,597,593
Total assets, Measurement Period Adjustments	1,704,983
Assumed liabilities, Measurement Period Adjustments	334,950
Non-controlling interest, Measurement Period Adjustments	985,333
Total Consideration, Measurement Period Adjustments	$ 0